SIGNIFICANT RISKS AND UNCERTAINTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign currency risk
Cash and cash equivalents denominated in RMB	$ 3,418	$ 315
Sales Revenue, Net
Foreign currency risk
Concentration risk percentage	10.00%	10.00%	10.00%
Accounts Receivable
Foreign currency risk
Concentration risk percentage	10.00%	10.00%